COST OF REVENUES - Disclosure of cost of revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 16,138	$ 14,674	$ 33,913	$ 25,516
Cost of recurring revenues	19,165	12,431	35,925	22,628
Total	$ 35,303	$ 27,105	$ 69,838	$ 48,144